CONSOLIDATED BALANCE SHEET ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,149,531	$ 302,755	¥ 2,144,020
Restricted cash	202,764	28,559	101,704
Short-term investments	720,522	101,483	895,425
Accounts receivable, net of allowance for credit losses of RMB120,495 and RMB124,737 as of December 31, 2022 and 2023, respectively	2,184,729	307,712	2,292,678
Inventories	1,045,116	147,202	942,997
Advances to suppliers	311,111	43,819	372,612
Prepayments and other current assets	590,350	83,149	554,415
Amounts due from related parties	86,661	12,206	93,270
Total current assets	7,290,784	1,026,885	7,397,121
Non-current assets:
Long-term time deposits	359,129	50,582	269,693
Property and equipment, net	851,151	119,882	694,446
Intangible assets, net	306,420	43,158	310,724
Land use right, net	38,464	5,418	39,490
Operating lease right-of-use assets	1,070,120	150,723	847,047
Goodwill	312,464	44,010	336,326
Other non-current assets	45,316	6,383	65,114
Deferred tax assets	200,628	28,258	162,509
Total non-current assets	3,183,692	448,414	2,725,349
TOTAL ASSETS	10,474,476	1,475,299	10,122,470
Current liabilities:
Short-term loans	1,115,721	157,146	1,016,071
Accounts payable	563,562	79,376	474,732
Notes payable	506,629	71,357	487,837
Income tax payables	18,768	2,643	46,828
Accrued expenses and other current liabilities	1,188,179	167,350	1,025,540
Derivative liabilities			364,800
Amounts due to related parties	32,118	4,524	30,434
Current operating lease liabilities	332,983	46,900	235,445
Total current liabilities	3,757,960	529,296	3,681,645
Non-current liabilities:
Deferred tax liability	24,966	3,516	28,082
Long-term operating lease liabilities	799,096	112,550	673,955
Other non-current liabilities	40,718	5,735	62,450
Total non-current liabilities	864,780	121,801	764,487
TOTAL LIABILITIES	4,622,740	651,097	4,446,132
Redeemable non-controlling interests	1,584,858	223,223	1,438,082
Baozun Inc. shareholders' equity:
Additional paid-in capital	4,571,439	643,874	5,129,103
Treasury shares (32,353,269 and nil shares as of December 31, 2022 and 2023, respectively)			(832,578)
Accumulated deficit	(506,587)	(71,349)	(228,165)
Accumulated other comprehensive income	32,251	4,542	15,678
Total Baozun Inc. shareholders' equity	4,097,204	577,081	4,084,162
Non-controlling interests	169,674	23,898	154,094
Total equity	4,266,878	600,979	4,238,256
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	10,474,476	1,475,299	10,122,470
Class A ordinary shares
Baozun Inc. shareholders' equity:
Ordinary shares	93	13	116
Class B ordinary shares
Baozun Inc. shareholders' equity:
Ordinary shares	¥ 8	$ 1	¥ 8